Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) Lessee Entity	Dec. 31, 2021 USD ($) Lessee Entity	Dec. 31, 2020 USD ($) Lessee
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Variable interest entities or voting interest entities existence | Entity	0	0
Foreign currency exchange losses	$ 436,000	$ 195,000	$ 251,000
(Losses) gains due to changes in exchange rates from remeasurement	(855,000)	(524,000)	654,000
Fixed assets	3,654,000	1,585,000
Fixed assets, net of accumulated depreciation	$ 13,711,000	13,296,000
Period of amortization of capitalized implementation costs	7 years
Amortization of capitalized implementation costs	$ 937,000
Minimum likelihood of tax benefits being recognized	50.00%
Debt issuance cost	$ 4,370,000	27,895,000	13,637,000
Amortization of debt issuance costs	10,001,000	9,723,000	7,712,000
Write-offs of unamortized debt issuance costs and bond discounts	$ 0	$ 4,578,000	$ 8,750,000
Expected forfeiture rate	3.50%	3.40%	3.50%
Investments in marketable equity securities with readily determinable fair values	$ 1,411,000	$ 2,866,000
Unrealized (loss) gain on financial instruments, net	$ (502,000)	$ (589,000)
Lease Rental Income | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee	0	0	0
Containers held for sale | Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on non-recurring basis	$ 3,556,000	$ 270,000
Insolvent Customer
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain on container recovery		7,577,000	$ 1,644,000
Previously Insolvent Customer
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container loss recovery		7,986,000
Insurance receivable associated with this insolvent customer		2,106,000
Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges	0	0	0
Impairment (recovery) charges to write-off containers	1,935,000	2,793,000	0
Gain on container recovery	827,000	7,662,000	1,647,000
Containers for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals	2,325,000	(385,000)	$ 11,094,000
Prepaid Expenses and Other Current Assets
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Capitalized implementation costs	$ 11,641,000	$ 8,767,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Long term lease period	5 years
Estimated useful lives	3 years
Minimum | Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Sales data analysis period	10 years
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term	5 years
Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period	3 months
Estimated useful lives	7 years